ANNUAL
REPORT


                                                               DECEMBER 31, 1998


TEMPLETON GLOBAL
OPPORTUNITIES TRUST


[FRANKLIN TEMPLETON LOGO]

PAGE


[50th ANNIVERSARY SEAL]


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


[PHOTOGRAPH, HOWARD J. LEONARD APPEARS HERE]


HOWARD J. LEONARD
Portfolio Manager
Templeton Global Opportunities Trust

PAGE


SHAREHOLDER LETTER


Your Fund's Goal: Templeton Global Opportunities Trust seeks long-term capital growth through a flexible policy of investing in the equity and debt securities of companies and governments of any nation.


Dear Shareholder:

This annual report of Templeton Global Opportunities Trust covers the fiscal year ended December 31, 1998. During the reporting period, financial turmoil in Russia coupled with the aftermath of the 1997 Asian currency crisis drove many investors to the relative safety of large-capitalization U.S. stocks. This contributed to another year of stellar returns for U.S. equity markets, even in the face of relatively weak earnings forecasts and signs of global economic weakness. Continuing high valuations of U.S. stocks made it difficult to find domestic equities that met our strict value criteria, and we held a large cash position throughout the year. Within this environment, the Fund's Class I shares posted a -0.61% 12-month cumulative total return, substantially underperforming the Fund's benchmark, the Morgan Stanley Capital International(R) (MSCI) All Country World Free Index, as



CONTENTS

Shareholder Letter ..................... 1

Performance Summary .................... 6

Financial Highlights &
Statement of Investments ...............10

Financial Statements ...................17

Notes to Financial Statements ..........20

Independent Auditor's Report ...........23

Tax Designation ........................24

[PYRAMID GRAPH]

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 12 of this report.

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/98

[PIE GRAPH]
[This charts shows in pie format the geographic distribution breakdown of securities in Templeton Global Opportunities Trust on December 31, 1998, based on total net assets.]


Europe                  35.6%
North America           17.2%
Latin America           10.7%
Asia                     4.0%
Australia/New Zealand    4.0%
Middle East/Africa       0.6%
Fixed Income Securities  3.0%
Short-Term Investments & Other Net Assets   24.9%


discussed in the Performance Summary on page 6.(1) The Fund's underperformance was due mainly to its heavy weighting in cash, our small-cap stocks' poor performance, and its greater exposure to emerging markets, almost all of which suffered declines in 1998.

Many investors fleeing the carnage of Asian stock markets seized upon U.S. and European technology and Internet stocks whose prices seemed to be rising out of proportion to their earnings potential. During the period, most of these stocks did not meet our value criteria for new purchases. The Fund did have exposure, however, to some technology stocks (such as Nokia Corp., A, Lucent Technologies Inc., Newbridge Networks Corp., Bay Networks Inc., and DSC Communications Corp.) that we had purchased several years ago when, according to our analysis, they were trading at much lower multiples of future earnings potential. Unfortunately, our technology weighting was not sufficient to offset the weakness in our cyclical and emerging-market holdings.

The Fund's performance also was hurt by the spread of the "Asian flu" to Latin America. After Russia's economic meltdown in late summer, many investors became concerned that Brazil


(1.) Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.


2

PAGE


and Venezuela also might encounter repayment difficulties. Even though Latin American share prices already were among the world's lowest, selling pressure in these markets intensified, and many equities fell in value. However, at the end of the reporting period many of our Brazilian stocks were trading below book value at single-digit price-to-earnings multiples, and we believe they have the potential to ultimately provide positive returns. In our view, these companies have strong balance sheets and they appear to be positioned to withstand short-term economic weakness.

During the period under review, we were frustrated in our search for attractive long-term values in Asia. Although we believe that some Asian economies have begun to approach their low point, damage done to their banking and corporate sectors will take much time and money to repair. We are particularly concerned that while many companies will begin to see improving sales and operating earnings in 1999 and 2000, earnings per share may be diluted by the need for new equity issues to repair weakened balance sheets. Moreover, continued economic problems in Japan and China could pose additional challenges for the region. We therefore maintained a low Asian weighting, adding only Hong Kong Telecommunications Ltd., a company we consider to be strongly capitalized, to the Fund's portfolio.

  TOP 10 COUNTRIES (EQUITY)
  12/31/98

[This table shows the top 10 countries for equity securities represented in Templeton Global Opportunities Trust on December 31, 1998, based on total net assets.]

                    % OF TOTAL
  COUNTRY           NET ASSETS
  ----------------------------
  U.S.                   12.3%

  Brazil                  6.0%

  U.K.                    5.8%

  Sweden                  5.4%

  Spain                   5.4%

  Finland                 3.8%

  Mexico                  3.5%

  France                  3.3%

  Canada                  3.3%

  Switzerland             3.1%

                                                                              3

PAGE


  TOP 10 EQUITY HOLDINGS
  12/31/98

[This table lists the top 10 equity holdings, including industruy and country or origin, of Templeton Global Opportunities Trust as of December 31, 1998, based on total net assets.]


  COMPANY                                              % OF TOTAL
  INDUSTRY, COUNTRY                                    NET ASSETS
  ---------------------------------------------------------------
  Nokia Corp., A
  Telecommunications, Finland                             3.0%

  Lucent Technologies Inc.
  Telecommunications, U.S.                                3.0%

  Foreningssparbanken AB, A
  Banking, Sweden                                         2.4%

  Fannie Mae
  Financial Services, U.S.                                2.4%

  Telefonica SA
  Telecommunications, Spain                               2.2%

  Kuoni Reisen Holding AG, B
  Leisure & Tourism, Switzerland                          2.1%

  Muenchener Rueckversicherungs-Gesellschaft
  Insurance, Germany                                      1.8%

  General Electric Co. Plc.
  Electrical & Electronics, U.K.                          1.7%

  British Energy Ltd., 144A
  Utilities Electrical & Gas, U.K.                        1.7%

  Intel Corp.
  Electronic Components &
  Instruments, U.S.                                       1.7%


Looking forward, we will seek to maintain an appropriate degree of diversification while scouring the globe for stocks whose prices we believe are selling at a low value in relation to their long-term earnings potential. This may be difficult since many of the world's stock markets are already trading at record high levels. But we believe that following this strategy should be helpful in offering our shareholders the potential for attractive long-term returns.

There are, of course, special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. In fact, the Hong Kong equity market has increased 1,049% in the last 15 years, but has suffered five declines of more than 20% during that time.(2) These special risks and other considerations are discussed in the Fund's prospectus.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of December 31, 1998, the end of the

2. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1998. Market return is measured in Hong Kong dollars.


4
PAGE


reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

We thank you for the trust you have placed in us and look forward to helping you meet your financial objectives in the years to come.

Sincerely,



/S/ Howard J. Leonard

Howard J. Leonard, CFA
Portfolio Manager
Templeton Global Opportunities Trust

                                                                               5

PAGE


CLASS I:

Subject to the current, maximum 5.75% initial sales charge. Prior to January 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS II:

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class I shares.

PERFORMANCE SUMMARY AS OF 12/31/98

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (1/1/98 - 12/31/98)

CLASS I                         CHANGE        12/31/98  12/31/97
----------------------------------------------------------------
Net Asset Value                 -$0.69        $14.63    $15.32

                                DISTRIBUTIONS
                                --------------------------------
Dividend Income                 $0.3150
Long-Term Capital Gain          $0.2850
      TOTAL                     $0.6000


CLASS II                        CHANGE        12/31/98  12/31/97
----------------------------------------------------------------
Net Asset Value                 -$0.67        $14.50    $15.17

                                DISTRIBUTIONS
                                --------------------------------
Dividend Income                 $0.1968
Long-Term Capital Gain          $0.2850
      TOTAL                     $0.4818

Templeton Global Opportunities Trust paid distributions derived from long-term capital gains of 28.5 cents ($0.2850) per share in March 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

6                          Past performance is not predictive of future results.

PAGE


PERFORMANCE

                                                                                   INCEPTION
CLASS I                                               1-YEAR          5-YEAR       (1/19/90)
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            -0.61%          53.04%         176.13%
Average Annual Total Return(2)                        -6.29%           7.60%          11.29%
Value of $10,000 Investment(3)                        $9,371         $14,426         $26,025

                    12/31/94        12/31/95        12/31/96        12/31/97        12/31/98
                    -------------------------------------------------------------------------
One-Year
Total Return(4)       -4.09%          12.87%          24.19%          14.53%          -0.61%


                                                                                   INCEPTION
CLASS II                                              1-YEAR          3-YEAR        (5/1/95)
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            -1.29%          38.41%          48.70%
Average Annual Total Return(2)                        -3.24%          11.06%          11.13%
Value of $10,000 Investment(3)                        $9,676         $13,701         $14,725

                                                    12/31/96        12/31/97        12/31/98
                                                    -----------------------------------------
One-Year
Total Return(4)                                       23.28%          13.74%          -1.29%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.                          7

PAGE


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees, and reinvested distributions.

The MSCI All Country (AC) World Free Index represents the stock markets of 48 developed and emerging countries, including the U.S., Germany, Mexico, Indonesia, Thailand and Japan.

CLASS I (1/19/90 - 12/31/98)

[LINE GRAPH]

[The following line graph compares the performance of Templeton Global Opportunities Trust Class I shares with the Morgan Stanley Capital International
(MSCI) All Countries (AC) World Free Index and the Consumer Price Index (CPI) based on a $10,000 investment from 1/19/90 to 12/31/98. *Source MSCI. **Source Standard and Poor's /R/ Micropal.]

             Templeton Global     MSCI AC    Consumer Price Index
               Opportunities    World Free
              Trust - Class I      Index
  1/19/90         $9,428          $10,000          $10,000
    1/90          $9,428          $9,817           $10,039
    2/90          $9,428          $9,405           $10,086
    3/90          $9,418          $8,824           $10,142
    4/90          $9,168          $8,714           $10,158
    5/90          $9,940          $9,624           $10,181
    6/90          $9,930          $9,560           $10,236
    7/90          $10,261         $9,657           $10,275
    8/90          $9,278          $8,749           $10,369
    9/90          $8,395          $7,835           $10,457
   10/90          $8,385          $8,556           $10,519
   11/90          $8,646          $8,412           $10,542
   12/90          $8,646          $8,594           $10,542
    1/91          $9,101          $8,912           $10,606
    2/91          $9,878          $9,750           $10,622
    3/91          $9,930          $9,478           $10,637
    4/91          $10,189         $9,558           $10,653
    5/91          $10,666         $9,786           $10,684
    6/91          $10,117         $9,189           $10,716
    7/91          $10,957         $9,627           $10,732
    8/91          $11,092         $9,608           $10,763
    9/91          $11,206         $9,853           $10,811
   10/91          $11,372         $10,024          $10,826
   11/91          $10,947         $9,593           $10,857
   12/91          $11,526         $10,305          $10,866
    1/92          $11,663         $10,151          $10,881
    2/92          $12,158         $9,998           $10,921
    3/92          $12,069         $9,553           $10,976
    4/92          $12,368         $9,681           $10,992
    5/92          $12,933         $10,052          $11,007
    6/92          $12,560         $9,693           $11,047
    7/92          $12,421         $9,724           $11,071
    8/92          $12,079         $9,942           $11,102
    9/92          $11,898         $9,858           $11,133
   10/92          $11,845         $9,616           $11,172
   11/92          $12,058         $9,777           $11,188
   12/92          $12,316         $9,869           $11,181
    1/93          $12,625         $9,904           $11,236
    2/93          $12,957         $10,137          $11,275
    3/93          $13,404         $10,719          $11,315
    4/93          $13,771         $11,206          $11,346
    5/93          $14,023         $11,469          $11,362
    6/93          $13,920         $11,395          $11,378
    7/93          $14,344         $11,631          $11,377
    8/93          $15,455         $12,183          $11,409
    9/93          $15,420         $11,979          $11,432
   10/93          $16,360         $12,333          $11,481
   11/93          $15,753         $11,692          $11,488
   12/93          $17,011         $12,325          $11,488
    1/94          $17,952         $13,142          $11,520
    2/94          $17,353         $12,952          $11,560
    3/94          $16,274         $12,370          $11,599
    4/94          $16,478         $12,706          $11,615
    5/94          $16,593         $12,781          $11,622
    6/94          $16,005         $12,719          $11,661
    7/94          $16,810         $13,001          $11,692
    8/94          $17,462         $13,464          $11,741
    9/94          $17,386         $13,148          $11,772
   10/94          $17,373         $13,485          $11,780
   11/94          $16,580         $12,899          $11,796
   12/94          $16,329         $12,944          $11,796
    1/95          $15,888         $12,681          $11,842
    2/95          $16,315         $12,816          $11,890
    3/95          $16,399         $13,403          $11,929
    4/95          $17,053         $13,891          $11,968
    5/95          $17,706         $14,044          $11,992
    6/95          $18,165         $14,047          $12,016
    7/95          $18,930         $14,727          $12,015
    8/95          $18,430         $14,404          $12,048
    9/95          $18,916         $14,801          $12,070
   10/95          $18,054         $14,553          $12,110
   11/95          $18,193         $15,011          $12,102
   12/95          $18,415         $15,463          $12,094
    1/96          $19,352         $15,807          $12,165
    2/96          $19,649         $15,873          $12,204
    3/96          $19,872         $16,117          $12,267
    4/96          $20,588         $16,510          $12,314
    5/96          $20,871         $16,528          $12,338
    6/96          $20,692         $16,618          $12,346
    7/96          $19,678         $15,998          $12,369
    8/96          $20,379         $16,195          $12,393
    9/96          $20,990         $16,793          $12,432
   10/96          $21,303         $16,860          $12,472
   11/96          $22,541         $17,761          $12,495
   12/96          $22,870         $17,504          $12,495
    1/97          $23,824         $17,798          $12,534
    2/97          $24,186         $18,040          $12,572
    3/97          $24,058         $17,680          $12,603
    4/97          $24,506         $18,247          $12,618
    5/97          $25,960         $19,336          $12,611
    6/97          $26,904         $20,326          $12,626
    7/97          $28,182         $21,245          $12,641
    8/97          $26,952         $19,754          $12,665
    9/97          $28,982         $20,808          $12,697
   10/97          $26,664         $19,569          $12,728
   11/97          $26,328         $19,868          $12,721
   12/97          $26,194         $20,129          $12,706
    1/98          $25,544         $20,572          $12,728
    2/98          $26,895         $21,979          $12,754
    3/98          $28,198         $22,917          $12,779
    4/98          $28,511         $23,132          $12,803
    5/98          $27,535         $22,693          $12,826
    6/98          $27,379         $23,102          $12,841
    7/98          $27,710         $23,109          $12,856
    8/98          $23,283         $19,872          $12,872
    9/98          $23,091         $20,267          $12,887
   10/98          $24,555         $22,118          $12,918
   11/98          $25,862         $23,461          $12,918
   12/98          $26,025         $24,550          $12,910




AVERAGE ANNUAL TOTAL RETURN
12/31/98

[This table shows the averge annual returns for Templeton Global Opportunities Trust Class I shares as of December 31, 1998.]


CLASS I
-------------------------------------------
1-Year                              -6.29%
5-Year                               7.60%
Since Inception (1/19/90)           11.29%



8                          Past performance is not predictive of future results.

PAGE


CLASS II (5/1/95 - 12/31/98)

[LINE GRAPH]

[The following line graph compares the performance of Templeton Global Opportunities Trust Class II shares with the Morgan Stanley Capital International (MSCI) All Countries (AC) World Free Index and the Consumer Price Index (CPI) based on a $10,000 investment from 5/1/95 to 12/31/98. *Source MSCI. **Source Standard and Poor's /R/ Micropal.]


               Templeton Global    MSCI AC World     Consumer
                 Opportunities      Free Index     Price Index
               Trust - Class II
              ---------------------------------------------------
   5/1/95           $9,903            $10,000        $10,000
    5/95            $10,275           $10,110        $10,020
    6/95            $10,533           $10,113        $10,040
    7/95            $10,969           $10,602        $10,040
    8/95            $10,679           $10,370        $10,067
    9/95            $10,953           $10,655        $10,086
    10/95           $10,452           $10,477        $10,119
    11/95           $10,517           $10,807        $10,112
    12/95           $10,639           $11,132        $10,105
    1/96            $11,174           $11,379        $10,164
    2/96            $11,346           $11,427        $10,197
    3/96            $11,467           $11,603        $10,250
    4/96            $11,864           $11,886        $10,289
    5/96            $12,020           $11,898        $10,309
    6/96            $11,916           $11,964        $10,316
    7/96            $11,329           $11,517        $10,335
    8/96            $11,718           $11,659        $10,355
    9/96            $12,063           $12,089        $10,388
    10/96           $12,236           $12,138        $10,421
    11/96           $12,945           $12,787        $10,441
    12/96           $13,116           $12,601        $10,441
    1/97            $13,658           $12,813        $10,473
    2/97            $13,858           $12,987        $10,505
    3/97            $13,775           $12,728        $10,531
    4/97            $14,024           $13,136        $10,544
    5/97            $14,855           $13,920        $10,537
    6/97            $15,390           $14,633        $10,550
    7/97            $16,110           $15,294        $10,563
    8/97            $15,390           $14,221        $10,583
    9/97            $16,544           $14,980        $10,609
    10/97           $15,215           $14,088        $10,636
    11/97           $15,012           $14,303        $10,629
    12/97           $14,919           $14,491        $10,617
    1/98            $14,535           $14,810        $10,636
    2/98            $15,302           $15,823        $10,657
    3/98            $16,032           $16,498        $10,678
    4/98            $16,202           $16,653        $10,697
    5/98            $15,641           $16,337        $10,717
    6/98            $15,540           $16,631        $10,730
    7/98            $15,721           $16,637        $10,742
    8/98            $13,194           $14,306        $10,755
    9/98            $13,084           $14,590        $10,768
    10/98           $13,906           $15,923        $10,794
    11/98           $14,638           $16,890        $10,794
    12/98           $14,725           $17,674        $10,788



AVERAGE ANNUAL TOTAL RETURN
12/31/98

[This table shows the averge annual returns for Templeton Global Opportunities Trust Class II shares as of December 31, 1998.]

CLASS II
-----------------------------------------------
1-Year                                   -3.24%

3-Year                                   11.06%

Since Inception (5/1/95)                 11.13%


* Source: MSCI.
** Source: Standard and Poor's(R) Micropal.

Past performance is not predictive of future results.                          9

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights

                                                                                      CLASS I
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                1998        1997        1996        1995        1994
                                                                ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................    $15.32      $14.62      $12.57      $11.84      $14.46
                                                              --------------------------------------------------------
Income from investment operations:
 Net investment income......................................       .39         .38         .30         .16         .09
 Net realized and unrealized gains (losses).................      (.48)       1.70        2.69        1.33        (.63)
                                                              --------------------------------------------------------
Total from investment operations............................      (.09)       2.08        2.99        1.49        (.54)
                                                              --------------------------------------------------------
Less distributions from:
 Net investment income......................................      (.32)       (.37)       (.30)       (.16)       (.09)
 In excess of net investment income.........................        --          --        (.06)         --          --
 Net realized gains.........................................      (.28)      (1.01)       (.58)       (.60)      (1.99)
                                                              --------------------------------------------------------
Total distributions.........................................      (.60)      (1.38)       (.94)       (.76)      (2.08)
                                                              --------------------------------------------------------
Net asset value, end of year................................    $14.63      $15.32      $14.62      $12.57      $11.84
                                                              --------------------------------------------------------
                                                              --------------------------------------------------------
Total Return*...............................................    (.61)%      14.53%      24.19%      12.87%     (4.09)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................  $656,108    $786,219    $634,478    $510,777    $476,822
Ratios to average net assets:
 Expenses...................................................     1.41%       1.37%       1.45%       1.52%       1.53%
 Net investment income......................................     2.38%       2.30%       2.10%       1.19%        .71%
Portfolio turnover rate.....................................     3.09%      26.21%      18.54%      15.54%      37.31%

*Total return does not reflect sales commissions.
 10

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (continued)

                                                                                  CLASS II
                                                                ---------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------
                                                                 1998         1997         1996        1995+
                                                                 -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $15.17       $14.52       $12.53      $12.26
                                                                ---------------------------------------------
Income from investment operations:
 Net investment income......................................        .24          .18          .24         .02
 Net realized and unrealized gains (losses).................       (.43)        1.77         2.63         .88
                                                                ---------------------------------------------
Total from investment operations............................       (.19)        1.95         2.87         .90
                                                                ---------------------------------------------
Less distributions from:
 Net investment income......................................       (.20)        (.29)        (.24)       (.12)
 In excess of net investment income.........................         --           --         (.06)         --
 Net realized gains.........................................       (.28)       (1.01)        (.58)       (.51)
                                                                ---------------------------------------------
Total distributions.........................................       (.48)       (1.30)        (.88)       (.63)
                                                                ---------------------------------------------
Net asset value, end of year................................     $14.50       $15.17       $14.52      $12.53
                                                                ---------------------------------------------
                                                                ---------------------------------------------
Total Return*...............................................    (1.29)%       13.74%       23.28%       7.43%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $33,423      $38,627      $11,622      $2,264
Ratios to average net assets:
 Expenses...................................................      2.16%        2.12%        2.20%       2.22%**
 Net investment income......................................      1.62%         .93%        1.12%      (.01)%**
Portfolio turnover rate.....................................      3.09%       26.21%       18.54%      15.54%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to December 31, 1995.
                       See Notes to Financial Statements.
                                                                              11

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998

                                                                   COUNTRY           SHARES          VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS 68.1%
AUTOMOBILES 1.3%
Autoliv Inc., SDR...........................................        Sweden             217,000    $  7,790,348
Volvo AB, B.................................................        Sweden              39,700         910,977
                                                                                                  ------------
                                                                                                     8,701,325
                                                                                                  ------------
BANKING 8.1%
Banco Popular Espanol SA....................................        Spain              140,000      10,571,962
BPI Socieda de Gestora de Participacoes Socias SA...........       Portugal            117,300       3,980,721
Credit Suisse Group, reg. ..................................     Switzerland            42,000       6,574,445
Foreningssparbanken AB, A...................................        Sweden             642,100      16,635,125
National Australia Bank Ltd.................................      Australia            424,214       6,400,717
Unibanco Uniao de Bancos Brasileiros SA, GDR................        Brazil             385,575       5,566,739
Union Bank of Norway, Primary Capital Cert. ................        Norway             124,800       2,424,255
Union Bank of Norway, Primary Capital Cert. 144A............        Norway             175,200       3,403,281
                                                                                                  ------------
                                                                                                    55,557,245
                                                                                                  ------------
BUILDING MATERIALS & COMPONENTS .1%
Cementos Diamante SA, ADR, 144A.............................       Colombia            129,200         226,100
Pioneer International Ltd. .................................      Australia            100,000         211,606
                                                                                                  ------------
                                                                                                       437,706
                                                                                                  ------------
BUSINESS & PUBLIC SERVICES 1.0%
Hyder Plc. .................................................    United Kingdom          79,780       1,005,463
Laidlaw Inc. ...............................................        Canada             600,000       6,035,156
                                                                                                  ------------
                                                                                                     7,040,619
                                                                                                  ------------
CHEMICALS .8%
Akzo Nobel NV...............................................     Netherlands             8,000         364,470
Imperial Chemical Industries Plc. ..........................    United Kingdom         575,000       4,965,061
                                                                                                  ------------
                                                                                                     5,329,531
                                                                                                  ------------
DATA PROCESSING & REPRODUCTION 1.1%
*Newbridge Networks Corp. ..................................        Canada             256,000       7,776,000
*ODS Networks Inc. .........................................    United States           42,200         126,600
                                                                                                  ------------
                                                                                                     7,902,600
                                                                                                  ------------
ELECTRICAL & ELECTRONICS 4.7%
Alcatel SA, ADR.............................................        France             266,098       6,502,758
General Electric Co. Plc. ..................................    United Kingdom       1,325,000      11,904,168
Motorola Inc. ..............................................    United States           10,000         610,625
Philips Electronics NV......................................     Netherlands           135,000       9,063,782
*Scitex Corp. Ltd. .........................................        Israel             360,000       4,230,000
                                                                                                  ------------
                                                                                                    32,311,333
                                                                                                  ------------
ELECTRONIC COMPONENTS & INSTRUMENTS 1.7%
Intel Corp. ................................................    United States           96,000      11,382,000
                                                                                                  ------------

 12

PAGE


TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                   COUNTRY           SHARES          VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES 5.6%
Amerada Hess Corp. .........................................    United States           50,000    $  2,487,500
Hub Power Co. Ltd., GDR, 144A...............................       Pakistan            310,000       1,986,181
Rao Gazprom, ADR, 144A......................................        Russia             390,300       3,307,793
Repsol SA...................................................        Spain               25,000       1,335,610
Societe Elf Aquitaine SA....................................        France              55,000       6,360,316
Total SA, B.................................................        France             100,000      10,132,111
Valero Energy Corp., new....................................    United States          161,400       3,429,750
YPF Sociedad Anonima, ADR...................................      Argentina            333,000       9,303,188
                                                                                                  ------------
                                                                                                    38,342,449
                                                                                                  ------------
FINANCIAL SERVICES 2.6%
Federal National Mortgage Assn. ............................    United States          220,000      16,280,000
Merrill Lynch & Co. Inc. ...................................    United States           20,000       1,335,000
                                                                                                  ------------
                                                                                                    17,615,000
                                                                                                  ------------
FOOD & HOUSEHOLD PRODUCTS
Cafe de Coral Holdings Ltd. ................................      Hong Kong              1,000             313
                                                                                                  ------------
FOREST PRODUCTS & PAPER 1.8%
*Asia Pacific Resources International Hldgs. Ltd., A........      Indonesia          1,923,775       1,322,595
Assidomaen AB...............................................        Sweden             234,900       3,709,344
Bowater Inc. ...............................................    United States           10,000         414,375
Carter Holt Harvey Ltd. ....................................     New Zealand         3,084,890       2,770,313
*Empaques Ponderosa SA de CV, B.............................        Mexico           3,000,000       1,565,217
Enso OY, R..................................................       Finland              69,400         699,016
Fletcher Challenge Ltd. Forestry Division...................     New Zealand         4,652,452       1,548,327
Georgia Pacific Corp. ......................................    United States            5,000         292,813
Georgia Pacific Timber Group................................    United States            5,000         119,063
                                                                                                  ------------
                                                                                                    12,441,063
                                                                                                  ------------
HEALTH & PERSONAL CARE 1.5%
Astra AB, B.................................................        Sweden             266,667       5,428,219
Medeva Plc. ................................................    United Kingdom         988,516       1,743,327
Nycomed Amersham Plc. ......................................    United Kingdom         184,500       1,283,436
*Windmere-Durable Holdings Inc. ............................    United States          225,000       1,743,750
                                                                                                  ------------
                                                                                                    10,198,732
                                                                                                  ------------
INDUSTRIAL COMPONENTS .3%
BTR Plc. ...................................................    United Kingdom       1,015,625       2,078,394
                                                                                                  ------------
INSURANCE 8.1%
Ace Ltd. ...................................................       Bermuda             309,000      10,641,188
American International Group Inc. ..........................    United States          112,500      10,870,313
GIO Australia Holdings Ltd. ................................      Australia          2,000,000       6,575,114
Muenchner Rueckversicherungs-Gesellschaft, Pp...............       Germany              26,000      12,722,142
National Mutual Asia Ltd. ..................................      Hong Kong         10,338,000       7,739,572
Presidential Life Corp. ....................................    United States          375,000       7,453,125
                                                                                                  ------------
                                                                                                    56,001,454
                                                                                                  ------------

                                                                              13

PAGE


TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                   COUNTRY           SHARES          VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
LEISURE & TOURISM 2.1%
Kuoni Reisen Holding AG, B..................................     Switzerland             3,660    $ 14,522,752
                                                                                                  ------------
MACHINERY & ENGINEERING 1.6%
IHC Caland NV...............................................     Netherlands            20,280         842,884
Rauma OY, ADR...............................................       Finland             353,700       5,261,288
VA Technologie AG, 144A.....................................       Austria              57,300       4,967,982
                                                                                                  ------------
                                                                                                    11,072,154
                                                                                                  ------------
MERCHANDISING 1.9%
*BJ's Wholesale Club Inc. ..................................    United States          140,000       6,483,750
*Cifra SA de CV.............................................        Mexico             627,753         761,682
*Homebase Inc. .............................................    United States          140,000         892,500
Storehouse Plc. ............................................    United Kingdom       2,300,000       5,242,492
                                                                                                  ------------
                                                                                                    13,380,424
                                                                                                  ------------
METALS & MINING 2.2%
Aluminum Co. of America.....................................    United States           10,000         745,625
Boehler Uddeholm AG, 144A...................................       Austria              58,500       2,724,216
Companhia Siderurgica Nacional Sid Nacional CSN.............        Brazil         151,111,000       3,376,782
Elkem AS....................................................        Norway             501,000       5,983,856
Trelleborg AB, B............................................        Sweden             324,500       2,642,182
                                                                                                  ------------
                                                                                                    15,472,661
                                                                                                  ------------
MULTI-INDUSTRY .4%
Jardine Strategic Holdings Ltd. ............................      Hong Kong          1,656,137       2,401,399
PT Bimantara Citra..........................................      Indonesia          8,975,000         592,689
                                                                                                  ------------
                                                                                                     2,994,088
                                                                                                  ------------
REAL ESTATE
*PT Jaya Properties.........................................      Indonesia          3,598,000         135,774
                                                                                                  ------------
RECREATION & OTHER CONSUMER GOODS .7%
Yue Yuen Industrial (Holdings) Ltd. ........................      Hong Kong          2,453,600       4,718,918
                                                                                                  ------------
TELECOMMUNICATIONS 15.9%
Hong Kong Telecommunications Ltd. ..........................      Hong Kong            905,873       1,589,625
Lucent Technologies Inc. ...................................    United States          185,200      20,372,000
Nokia Corp., A..............................................       Finland             168,000      20,571,158
Northern Telecom, Ltd. .....................................        Canada             180,000       9,022,500
Telecom Italia SpA, di Risp.................................        Italy            1,703,050      10,703,049
*Telecomunicacoes Brasileiras SA (Telebras), ADR............        Brazil             135,000       9,812,813
Telefonica de Argentina SA, B, ADR..........................      Argentina            277,414       7,750,254
Telefonica del Peru SA, B, ADR..............................         Peru              171,500       2,175,906
Telefonica SA...............................................        Spain              340,000      15,140,913
*Telefonica SA, rts. .......................................        Spain              340,000         302,338
Telefonos de Mexico SA (Telmex), L, ADR.....................        Mexico             226,050      11,005,809
Videsh Sanchar Nigam Ltd., GDR, 144A........................        India               77,600         950,600
                                                                                                  ------------
                                                                                                   109,396,965
                                                                                                  ------------

 14

PAGE


TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                   COUNTRY           SHARES          VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION .9%
Air New Zealand Ltd., B.....................................     New Zealand         2,408,000    $  3,790,644
Guangshen Railway Co. Ltd., ADR.............................        China              163,200         979,200
Mayne Nickless Ltd., A......................................      Australia            353,000       1,309,901
                                                                                                  ------------
                                                                                                     6,079,745
                                                                                                  ------------
UTILITIES ELECTRICAL & GAS 3.7%
British Energy Ltd., 144A...................................    United Kingdom       1,021,900      11,765,324
Centrais Eletricas Brasileiras SA (Electrobras).............        Brazil         237,540,000       4,089,246
*Centrais Geradoras Do Sul Do Brasil SA (Gerasul)...........        Brazil         237,540,000         310,625
Iberdrola SA................................................        Spain              515,000       9,649,738
                                                                                                  ------------
                                                                                                    25,814,933
                                                                                                  ------------
TOTAL COMMON STOCKS (COST $348,098,184).....................                                       468,928,178
                                                                                                  ------------
PREFERRED STOCKS 4.0%
Banco Bradesco SA BBD, pfd. ................................        Brazil         508,140,000       2,817,743
*Banco Bradesco SA BBD, rts., pfd. .........................        Brazil          21,061,966          11,993
Cia Energetica de Minas Gerais, ADR, pfd. ..................        Brazil             275,348       5,241,473
Cia Vale do Rio Doce, ADR, pfd. ............................        Brazil             330,000       4,233,395
Coteminas Cia Tecidos Norte de Minas, pfd. .................        Brazil          11,918,000       1,282,301
Empresa Nacional de Comercio Redito Participacoe, pfd. .....        Brazil          11,918,000          17,755
National Australia Cap Sec Plc., 7.88%, cvt., pfd. .........      Australia            159,608       4,449,073
Petrobras-Petroleo Brasileiro SA, pfd. .....................        Brazil          42,000,000       4,762,259
Philippine Long Distance Telephone Co., 7.00%, cvt., pfd.
  ser. 3....................................................     Philippines           105,000       4,987,500
                                                                                                  ------------
TOTAL PREFERRED STOCKS (COST $37,603,726)...................                                        27,803,492
                                                                                                  ------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
BONDS 3.0%
Banco Nacional de Mexico, cvt., Reg S, 7.00%, 12/15/99......        Mexico        $ 10,910,000      10,800,900
Government of Italy, cvt., 5.00%, 6/28/01...................        Italy            5,235,000       9,795,994
                                                                                                  ------------
TOTAL BONDS (COST $16,678,783)..............................                                        20,596,894
                                                                                                  ------------
SHORT TERM INVESTMENTS 29.7%
Fannie Mae, 5.58%, 1/15/99..................................    United States       50,000,000      50,008,200
Federal Farm Credit Banks, 4.85% to 5.32%, with maturities
  to 4/01/99................................................    United States      155,000,000     155,019,400
                                                                                                  ------------
TOTAL SHORT TERM INVESTMENTS (COST $205,025,000)............                                       205,027,600
                                                                                                  ------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $607,405,693).............................................                                       722,356,164
                                                                                                  ------------

                                                                              15

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**         VALUE
--------------------------------------------------------------------------------------------------------------
(a)REPURCHASE AGREEMENT (COST $15,327,000) 2.2%
Barclays Bank Plc., 4.75%, 01/04/99 (Maturity Value
  $15,335,089) Collateralized by U.S. Treasury Notes &
  Bonds.....................................................    United States     $ 15,327,000    $ 15,327,000
                                                                                                  ------------
TOTAL INVESTMENTS (COST $622,732,693) 107.0%................                                       737,683,164
OTHER ASSETS, LESS LIABILITIES (7.0%).......................                                       (48,152,260)
                                                                                                  ------------
TOTAL NET ASSETS 100.0%.....................................                                      $689,530,904
                                                                                                  ------------
                                                                                                  ------------

*Non-Income Producing.
**Securities traded in U.S. dollars.
(a)At December 31, 1998, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.
 16

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
 Investments in securities, at value ($607,405,693).........    $722,356,164
 Repurchase agreement, at value and cost....................      15,327,000
 Cash.......................................................          77,898
 Receivables:
  Investment securities sold................................         299,194
  Fund shares sold..........................................         435,741
  Dividends and interest....................................       4,133,123
                                                                ------------
      Total assets..........................................     742,629,120
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................      50,223,415
  Fund shares redeemed......................................       1,676,603
  To affiliates.............................................         911,020
 Distributions to shareholders..............................             461
 Accrued expenses...........................................         286,717
                                                                ------------
      Total liabilities.....................................      53,098,216
                                                                ------------
Net assets, at value........................................    $689,530,904
                                                                ------------
                                                                ------------
Net assets consist of:
 Undistributed net investment income........................    $  3,690,136
 Net unrealized appreciation................................     114,950,471
 Accumulated net realized gain..............................      15,956,505
 Beneficial shares..........................................     554,933,792
                                                                ------------
Net assets, at value........................................    $689,530,904
                                                                ------------
                                                                ------------
CLASS I:
 Net asset value per share ($656,108,039 / 44,834,593 shares
   outstanding).............................................          $14.63
                                                                ------------
                                                                ------------
 Maximum offering price per share ($14.63 / 94.25%).........          $15.52
                                                                ------------
                                                                ------------
CLASS II:
 Net asset value per share ($33,422,865 / 2,304,812 shares
   outstanding)*............................................          $14.50
                                                                ------------
                                                                ------------
 Maximum offering price per share ($14.50 / 99.00%).........          $14.65
                                                                ------------
                                                                ------------

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              17

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

Investment Income:
 (net of foreign taxes of $1,909,236)
 Dividends..................................................    $16,171,598
 Interest...................................................     13,374,028
                                                                -----------
      Total investment income...............................                      $ 29,545,626
Expenses:
 Management fees (Note 3)...................................      6,239,270
 Administrative fees (Note 3)...............................      1,054,909
 Distribution fees (Note 3)
  Class I...................................................      1,864,590
  Class II..................................................        369,351
 Transfer agent fees (Note 3)...............................        884,000
 Custodian fees.............................................        276,000
 Reports to shareholders....................................        283,000
 Registration and filing fees...............................         74,000
 Professional fees..........................................         58,300
 Trustees' fees and expenses................................        116,000
 Other......................................................         66,415
                                                                -----------
      Total expenses........................................                        11,285,835
                                                                                  ------------
            Net investment income...........................                        18,259,791
                                                                                  ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     16,202,860
  Foreign currency transactions.............................          7,738
                                                                -----------
      Net realized gain.....................................                        16,210,598
      Net unrealized depreciation on investments............                       (36,288,088)
                                                                                  ------------
Net realized and unrealized loss............................                       (20,077,490)
                                                                                  ------------
Net decrease in net assets resulting from operations........                      $ (1,817,699)
                                                                                  ------------
                                                                                  ------------

                       See Notes to Financial Statements.
 18

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                    1998                1997
                                                                --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $  18,259,791       $ 17,928,804
  Net realized gains from investments and foreign currency
   transactions.............................................       16,210,598         56,831,220
  Net unrealized appreciation (depreciation) on
   investments..............................................      (36,288,088)        18,738,843
                                                                --------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       (1,817,699)        93,498,867
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................      (14,111,066)       (17,851,213)
   Class II.................................................         (458,589)          (635,878)
  Net realized gains:
   Class I..................................................      (14,629,485)       (47,840,555)
   Class II.................................................         (723,508)        (1,940,548)
 Beneficial share transactions (Note 2):
   Class I..................................................     (100,213,697)       125,392,016
   Class II.................................................       (3,361,227)        28,123,894
                                                                --------------------------------
    Net increase (decrease) in net assets...................     (135,315,271)       178,746,583
Net assets:
 Beginning of year..........................................      824,846,175        646,099,592
                                                                --------------------------------
 End of year................................................    $ 689,530,904       $824,846,175
                                                                --------------------------------
                                                                --------------------------------
Undistributed net investment income included in net assets:
 End of year................................................    $   3,690,136       $    189,982
                                                                --------------------------------
                                                                --------------------------------

                       See Notes to Financial Statements.
                                                                              19

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth through a flexible policy of investing in the equity and debt securities of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

 20

PAGE


TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

During the year ended December 31, 1998, the Fund offered two classes of shares; Class I and Class II. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and a third class of shares, Class B, was established. The Shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                              YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------
                                                         ------------1998---------------------------------1997------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS I SHARES:
Shares sold............................................   31,019,020    $ 466,421,039          17,195,097    $ 281,507,387
Shares issued on reinvestment of distributions.........    1,692,945       25,243,069           3,859,713       58,207,367
Shares redeemed........................................  (39,210,265)    (591,877,805)        (13,121,848)    (214,322,738)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................   (6,498,300)   $(100,213,697)          7,932,962    $ 125,392,016
                                                         -----------------------------------------------------------------
                                                         -----------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------
                                                         ------------1998---------------------------------1997------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS II SHARES:
Shares sold............................................      660,394    $   9,995,284           1,773,264    $  28,763,454
Shares issued on reinvestment of distributions.........       70,768        1,054,025             154,119        2,299,060
Shares redeemed........................................     (972,334)     (14,410,536)           (181,625)      (2,938,620)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................     (241,172)   $  (3,361,227)          1,745,758    $  28,123,894
                                                         -----------------------------------------------------------------
                                                         -----------------------------------------------------------------

                                                                              21

PAGE


TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.80% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                       AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At December 31, 1998, unreimbursed costs were $1,501,166. Distributors received net commissions from sales of fund shares, and received contingent deferred sales charges for the period of $326,934 and $38,939, respectively.

Legal fees of $33,851 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At December 31, 1998, the net unrealized appreciation based on cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $204,929,730
Unrealized depreciation.....................................   (89,979,259)
                                                              ------------
Net unrealized appreciation.................................  $114,950,471
                                                              ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 1998 aggregated $17,246,621 and $63,861,590, respectively.

 22

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
INDEPENDENT AUDITOR'S REPORT
The Board of Trustees and Shareholders
Templeton Global Opportunities Trust

We have audited the accompanying Statement of Assets and Liabilities, including the Statement of Investments, of Templeton Global Opportunities Trust as of December 31, 1998, and the related Statement of Operations for the year then ended, the Statement of Changes in net assets for each of the two years in the period then ended and the Financial Highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust as of December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                           McGladrey & Pullen, LLP

New York, New York
January 28, 1999

                                                                              23

PAGE

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Tax Designation
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Templeton Global Opportunities Trust hereby designates $13,630,237 as a capital gain dividend for the fiscal year ended December 31, 1998.

Under Section 854(b)(2) of the Internal Revenue Code, the Templeton Global Opportunities Trust hereby designates 3.75% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 1998.

At December 31, 1998, more than 50% of the Templeton Global Opportunities Trust's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As in prior years, the Fund intends to make an election under
Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

In January 1999, shareholders will receive Form 1099-DIV, which will include their share of taxes withheld and foreign source income distributed during the calendar year 1998.

 24

PAGE


TEMPLETON GLOBAL OPPORTUNITIES TRUST
Tax Designation (continued)

The following table provides a breakdown by country of foreign source income and foreign taxes paid to Class I and Class II shareholders in December 1998.

                                                 ---------------CLASS-I-----------------------------------CLASS-II---------------
                                                   FOREIGN TAXES        FOREIGN SOURCE       FOREIGN TAXES        FOREIGN SOURCE
                   COUNTRY                       WITHHELD PER SHARE    INCOME PER SHARE    WITHHELD PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Argentina....................................         $ 0.0000             $ 0.0162             $ 0.0000             $ 0.0123
Australia....................................           0.0000               0.0126               0.0000               0.0095
Austria......................................           0.0009               0.0039               0.0009               0.0029
Bermuda......................................           0.0000               0.0016               0.0000               0.0012
Brazil.......................................           0.0098               0.0566               0.0098               0.0429
Canada.......................................           0.0004               0.0018               0.0004               0.0014
China........................................           0.0000               0.0017               0.0000               0.0013
Colombia.....................................           0.0000               0.0003               0.0000               0.0002
Denmark......................................           0.0001               0.0004               0.0001               0.0003
Finland......................................           0.0015               0.0065               0.0015               0.0049
France.......................................           0.0011               0.0073               0.0011               0.0055
Hong Kong....................................           0.0000               0.0106               0.0000               0.0080
India........................................           0.0000               0.0001               0.0000               0.0000
Italy........................................           0.0005               0.0066               0.0005               0.0050
Mexico.......................................           0.0000               0.0189               0.0000               0.0143
Netherlands..................................           0.0005               0.0020               0.0005               0.0015
New Zealand..................................           0.0015               0.0069               0.0015               0.0052
Norway.......................................           0.0035               0.0144               0.0035               0.0110
Pakistan.....................................           0.0019               0.0174               0.0019               0.0132
Peru.........................................           0.0000               0.0013               0.0000               0.0009
Philippines..................................           0.0014               0.0062               0.0014               0.0047
Portugal.....................................           0.0002               0.0009               0.0002               0.0007
Russia.......................................           0.0001               0.0003               0.0001               0.0002
Spain........................................           0.0029               0.0132               0.0029               0.0100
Sweden.......................................           0.0034               0.0152               0.0034               0.0115
Switzerland..................................           0.0013               0.0056               0.0013               0.0043
Thailand.....................................          -0.0002              -0.0017              -0.0002              -0.0013
United Kingdom...............................           0.0094               0.0387               0.0094               0.0293
                                                 --------------------------------------------------------------------------------
TOTAL........................................         $ 0.0402             $ 0.2655             $ 0.0402             $ 0.2009
                                                 --------------------------------------------------------------------------------
                                                 --------------------------------------------------------------------------------

                                                                              25

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